Investments (Write-downs of Loans by Origination Year) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	$ 0
One Year Prior	0
Two Year Prior	3,461
Three Year Prior	1,635
Four Year Prior	0
Prior	1,915
Write-downs of loans by origination year	7,011	$ 9,400
Commercial mortgage Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	0
One Year Prior	0
Two Year Prior	0
Three Year Prior	0
Four Year Prior	0
Prior	1,915
Write-downs of loans by origination year	1,915
Agricultural Property Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	0
One Year Prior	0
Two Year Prior	3,461
Three Year Prior	1,635
Four Year Prior	0
Prior	0
Write-downs of loans by origination year	$ 5,096